Note 4 - Vessels, Net / Assets Held for Sale - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net Book Value	$ 185,465,570
Depreciation for the period	(6,430,572)	$ (6,898,931)
Net Book Value	179,124,232
Vessels [Member]
Costs	239,876,345
Accumulated Depreciation	(54,410,775)
Net Book Value	185,465,570
Depreciation for the period	(6,430,572)
Capitalized expenses	89,234
Costs	239,965,579
Accumulated Depreciation	(60,841,347)
Net Book Value	$ 179,124,232